Inventories	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September 30, 2012	December 31, 2011
Finished goods	$624,941	$610,569
Raw materials and purchased components	180,254	163,030
Health care supplies	133,175	133,769
Work in process	87,744	60,128
Inventories	$1,026,114	$967,496